Reverse Merger (Details) - USD ($)		12 Months Ended
	Dec. 28, 2020	Dec. 31, 2023	Dec. 01, 2021	Nov. 25, 2020	Nov. 06, 2020
Reverse Merger (Details) [Line Items]
Shares issued (in Shares)			425,000
Convertible preferred share	The Series A Preferred Stock votes and is convertible at a rate of 1 preferred share to 1.25 common shares.
Voting percentage		73.00%			51.00%
Optimus exchanged debt (in Dollars)			$ 425,000
Optimus Healthcare Services, Inc. [Member]
Reverse Merger (Details) [Line Items]
Outstanding equity interests	100.00%
Clinical Research Alliance, Inc [Member]
Reverse Merger (Details) [Line Items]
Outstanding equity interests				100.00%
CRAAC [Member]
Reverse Merger (Details) [Line Items]
Optimus owns percentage		99.88%
CEO [Member]
Reverse Merger (Details) [Line Items]
Shares return (in Shares)		5,000,000
Series A Convertible Preferred Stock [Member]
Reverse Merger (Details) [Line Items]
Shares issued (in Shares)	9,998,899
Common Stock [Member]
Reverse Merger (Details) [Line Items]
Shares issued (in Shares)	18,000,000